Income Taxes: (Tables)	12 Months Ended
Dec. 31, 2011
components of the Company's deferred tax assets

The components of the Company’s deferred tax assets as of December 31, 2011 and 2010 are as follows:

	Federal	State	Total
Deferred tax assets—2011:
Net operating loss carry forwards	$681,100	$103,200	$784,300
Organization costs	230,000	39,500	269,500
Compensation	2,631,000	451,400	3,082,400

	3,542,100	594,100	4,136,200
Deferred tax liabilities—depreciation	(84,100)	(800)	(84,900)

Total deferred tax assets	3,458,000	593,300	4,051,300
Valuation allowance	(3,458,000)	(593,300)	(4,051,300)

Net deferred tax assets	$—	$—	$—

	Federal	State	Total
Deferred tax assets—2010:
Organization costs	$2,400	$400	$2,800

Total deferred tax assets	2,400	400	2,800
Valuation allowance	(2,400)	(400)	(2,800)

Net deferred tax assets	$—	$—	$—

Primary Components Differences

The primary components of such differences are as follows as of December 31:

	2011	2010
Tax computed at the federal statutory rate	$(3,479,000)	$(2,400)
State taxes	(593,800)	(400)
Permanent items	24,300	—
Change in valuation allowance	4,048,500	2,800

Total provision	$—	$—